Consolidated Statements of Changes in Shareholders' Equity (Deficiency) (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Offering cost of common stock, net	$ 895,933
Reverse stock split, Ratio		1-for-20	1-for-20